Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounts and Other Receivables
Schedule of assumptions used fair value derivative liabilities
June 30, 2020
Expected volatility	271 – 322%
Risk free interest rate	0.3 – 1.41%
Expected life (in years)	0.5 – 1.5

	2019	2018
Expected volatility	219% - 264%	334% - 398%
Risk free interest rate	1.55% - 2.34%	1.49% - 1.73%
Expected life (in years)	0.8 – 1.5	0.0 – 0.4

Schedule of embedded conversion feature
Level 3 Carrying Value as of June 30, 2020
Derivative liabilities:
Embedded conversion feature – convertible debt	$425,352
Embedded conversion feature – preferred stock	114,341
$539,693

	Level 3 Carrying Value as of December 31, 2019	Level 3 Carrying Value as of December 31, 2018
Derivative liabilities:
Embedded conversion feature – convertible debt	$87,571	$-
Embedded conversion feature – preferred stock	4,751	-
	$92,322	$-

Schedule of derivative liabilities measured at fair value
For The Six Months Ended June 30, 2020
Embedded Conversion Features – Convertible Debt
Balances, as of the beginning of the year	$87,571
Derivative liabilities recorded upon issuance of convertible debt	141,667
Derivative liabilities derecognized upon debt conversion	(1,138,404)
Net changes in fair value included in net loss	1,334,518
Ending balance	$425,352

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$4,751
Derivative liabilities recorded upon issuance of preferred stock	288,435
Derivative liabilities removed upon preferred stock conversion	(191,927)
Net changes in fair value included in net loss	13,082
Ending balance	$114,341

Total ending balance	$539,693

	For The Year Ended December 31, 2019	For The Year Ended December 31, 2018
Embedded Conversion Features – Debt Instruments
Balances, as of the beginning of the year	$-	$227,163
Derivative liabilities recorded upon issuance of debt instruments	483,331	6,698
Extinguishment due to conversion of debt instruments	(3,055)	(176,820)
Net changes in fair value included in net loss	(392,705)	(57,041)
Ending balance	$87,571	$-

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$-	$-
Derivative liabilities recorded upon issuance of preferred stock	207,067	-
Extinguishment due to conversion of preferred stock	(22,067)	-
Net changes in fair value included in net loss	(180,249)	-
Ending balance	$4,751	$-

Total ending balance	$92,322	$-